Trade Accounts Receivable - Disclosure of Credit Risk Exposure (Detail) - Trade receivables [member] - PEN (S/) S/ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,124,009	S/ 1,044,521
Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	313,271	285,716
Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	697,323	662,272
México [member]
Disclosure of credit risk exposure [line items]
Financial assets	113,415	96,533
Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Financial assets	463,308	451,002
Current (not past due) [member] | Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	164,008	148,219
Current (not past due) [member] | Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	228,895	222,487
Current (not past due) [member] | México [member]
Disclosure of credit risk exposure [line items]
Financial assets	70,405	80,296
1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	256,663	262,668
1 - 90 days past due [member] | Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	59,373	55,959
1 - 90 days past due [member] | Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	168,099	192,844
1 - 90 days past due [member] | México [member]
Disclosure of credit risk exposure [line items]
Financial assets	29,191	13,865
91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	132,006	134,614
91 - 180 days past due [member] | Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	28,455	30,187
91 - 180 days past due [member] | Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	96,813	103,337
91 - 180 days past due [member] | México [member]
Disclosure of credit risk exposure [line items]
Financial assets	6,738	1,090
181 - 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	122,103	98,258
181 - 360 days past due [member] | Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	23,660	21,118
181 - 360 days past due [member] | Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	95,527	76,379
181 - 360 days past due [member] | México [member]
Disclosure of credit risk exposure [line items]
Financial assets	2,916	761
More than 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	149,929	97,979
More than 360 days past due [member] | Peru [member]
Disclosure of credit risk exposure [line items]
Financial assets	37,775	30,233
More than 360 days past due [member] | Colombia [member]
Disclosure of credit risk exposure [line items]
Financial assets	107,989	67,225
More than 360 days past due [member] | México [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 4,165	S/ 521